RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net	$ 5,166	$ (17,296)
Derivatives, net
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net	7,145	(20,372)
Foreign Currency Collar Contracts
Disclosure of detailed information about financial instruments
Fair value gains (losses) on financial instruments, net	$ (1,979)	$ 3,076